Cover Page	12 Months Ended
Dec. 31, 2021 shares
Entity Listings [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35505
Entity Registrant Name	Brookfield Property Partners L.P.
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	73 Front Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 12
Entity Address, Country	BM
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Shell Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Central Index Key	0001545772
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	0
Nasdaq Stock Market | 6.50% Class A Cumulative Redeemable Perpetual Units, Series 1
Entity Listings [Line Items]
Title of 12(b) Security	6.50% Class A Cumulative Redeemable Perpetual Units, Series 1
Trading Symbol	BPYPP
Security Exchange Name	NASDAQ
Nasdaq Stock Market | 6.375% Class A Cumulative Redeemable Perpetual Units, Series 2
Entity Listings [Line Items]
Title of 12(b) Security	6.375% Class A Cumulative Redeemable Perpetual Units, Series 2
Trading Symbol	BPYPO
Security Exchange Name	NASDAQ
Nasdaq Stock Market | 5.750% Class A Cumulative Redeemable Perpetual Units, Series 3
Entity Listings [Line Items]
Title of 12(b) Security	5.750% Class A Cumulative Redeemable Perpetual Units, Series 3
Trading Symbol	BPYPN
Security Exchange Name	NASDAQ
Nasdaq Stock Market | 6.25% Class A Cumulative Redeemable Units, Series 1
Entity Listings [Line Items]
Title of 12(b) Security	6.25% Class A Cumulative Redeemable Units, Series 1
Trading Symbol	BPYPM
Security Exchange Name	NASDAQ
Business Contact
Entity Listings [Line Items]
Contact Personnel Name	Bryan K. Davis
Entity Address, Address Line One	73 Front Street
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 12
Entity Address, Country	BM
City Area Code	441
Local Phone Number	294-3309